Summary of Significant Accounting Policies - Schedule of Company’s Total Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Total revenue	$ 23,502,010	$ 19,821,457	$ 19,190,541
Wheelchair [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	14,866,699	16,348,133	15,622,273
Wheelchair components and others [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	$ 8,635,311	$ 3,473,324	$ 3,568,268